Segment Reporting (Details) - Schedule of Information about Geographical Areas - ZAR (R) R in Thousands		May 31, 2024	Feb. 29, 2024
Schedule of Information about Geographical Areas [Line Items]
Total	[1]	R 2,830,579	R 2,723,761
South Africa [Member]
Schedule of Information about Geographical Areas [Line Items]
Total	[1]	1,825,015	1,714,719
Africa-Other [Member]
Schedule of Information about Geographical Areas [Line Items]
Total	[1]	154,256	154,777
Europe [Member]
Schedule of Information about Geographical Areas [Line Items]
Total	[1]	366,870	355,904
Asia-Pacific, Middle East & USA [Member]
Schedule of Information about Geographical Areas [Line Items]
Total	[1],[2]	R 484,438	R 498,361

[1]	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
[2]	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 174.5 million (February 29, 2024: ZAR 226.2 million).